Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of December 2011

Collection Period Start	1-Dec-11	Distribution Date	17-Jan-12
Collection Period End	31-Dec-11	30/360 Days	30
Beg. of Interest Period	15-Dec-11	Actual/360 Days	33
End of Interest Period	17-Jan-12

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,142.86	685,202,363.70	666,165,219.46	0.7461050
Total Securities		892,857,142.86	685,202,363.70	666,165,219.46	0.7461050
Class A-1 Notes	0.317300%	112,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	0.900000%	246,000,000.00	150,345,220.84	131,308,076.60	0.5337727
Class A-3 Notes	1.120000%	280,000,000.00	280,000,000.00	280,000,000.00	1.0000000
Class A-4 Notes	1.270000%	112,000,000.00	112,000,000.00	112,000,000.00	1.0000000
Certificates	0.000000%	142,857,142.86	142,857,142.86	142,857,142.86	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	19,037,144.24	112,758.92	77.3867652	0.4583696
Class A-3 Notes	0.00	261,333.33	0.0000000	0.9333333
Class A-4 Notes	0.00	118,533.33	0.0000000	1.0583333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	19,037,144.24	492,625.58

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				9,021,766.10
Monthly Interest				3,947,763.20
Total Monthly Payments				12,969,529.30

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				351,928.58
Aggregate Sales Proceeds Advance				2,733,063.87
Total Advances				3,084,992.45

Vehicle Disposition Proceeds:
Reallocation Payments				2,274,475.26
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				6,652,901.93
Excess Wear and Tear and Excess Mileage				19,870.52
Remaining Payoffs				0.00
Net Insurance Proceeds				349,881.84
Residual Value Surplus				47,037.54
Total Collections				25,398,688.84

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	2,042,979.26			112
Involuntary Repossession	76,293.00			5
Voluntary Repossession	131,863.00			10
Bankruptcy	23,340.00			1
Insurance Payoff		347,732.35		16
Customer Payoff			-	-
Grounding Dealer Payoff			4,736,996.12	216
Dealer Purchase			1,676,299.91	72
Total	2,274,475.26	347,732.35	6,413,296.03	432

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of December 2011

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	35,711	735,180,523.71	6.00%	685,202,363.70
Total Depreciation Received		(9,967,394.54)		(9,358,661.34)
Principal Amount of Gross Losses	(44)	(949,804.72)		(883,538.29)
Repurchase / Reallocation	-	-		-
Early Terminations	(90)	(1,955,262.50)		(1,765,916.74)
Scheduled Terminations	(347)	(7,578,737.99)		(7,029,027.87)
Pool Balance - End of Period	35,230	714,729,323.96	6.00000%	666,165,219.46

Remaining Pool Balance
Lease Payment				180,330,132.38
Residual Value				485,835,087.08
Total				666,165,219.46

III. DISTRIBUTIONS

Total Collections					25,398,688.84
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					25,398,688.84

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					358,164.43
3. Reimbursement of Sales Proceeds Advance					1,916,641.36
4. Servicing Fee:
Servicing Fee Due					571,001.97
Servicing Fee Paid					571,001.97
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					2,845,807.76

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					112,758.92

Class A-2 Notes Monthly Interest Paid					112,758.92
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					261,333.33

Class A-3 Notes Monthly Interest Paid					261,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of December 2011

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	118,533.33

Class A-4 Notes Monthly Interest Paid	118,533.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	492,625.58
Total Note and Certificate Monthly Interest Paid	492,625.58
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	22,060,255.50

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	19,037,144.24

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	19,037,144.24
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	3,023,111.26

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of December 2011

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,464,285.71
Required Reserve Account Amount		13,392,857.14
Beginning Reserve Account Balance		13,392,857.14
Additional Cash Infusion		0.00
Reinvestment Income for the Period
Reserve Fund Available for Distribution		13,392,857.14
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		3,023,111.26
Gross Reserve Account Balance		16,415,968.40
Remaining Available Collections Released to Seller		3,023,111.26
Total Ending Reserve Account Balance		13,392,857.14

V. POOL STATISTICS

Weighted Average Remaining Maturity		15.51
Monthly Prepayment Speed		86%
Lifetime Prepayment Speed		69%

	$	units
Recoveries of Defaulted and Casualty Receivables	605,291.04
Securitization Value of Defaulted Receivables and Casualty Receivables	883,538.29	44
Aggregate Defaulted and Casualty Gain (Loss)	(278,247.25)
Pool Balance at Beginning of Collection Period	685,202,363.70
Net Loss Ratio	-0.0406%

Cumulative Net Losses for all Periods	0.1342%	1,197,775.43

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,134,521.16	214
61-90 Days Delinquent	722,227.97	36
91-120+ Days Delinquent	197,755.79	9
Total Delinquent Receivables:	5,054,504.92	259
60+ Days Delinquencies as Percentage of Receivables	0.13%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	2,042,979.26	112
Securitization Value	2,205,724.85
Aggregate Residual Gain (Loss)	(162,745.59)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	11,458,691.37	615
Cumulative Securitization Value	12,651,779.46
Cumulative Residual Gain (Loss)	(1,193,088.09)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		3,008,355.61
Reimbursement of Outstanding Advance		1,916,641.36
Additional Advances for current period		2,733,063.87
Ending Balance of Residual Advance		3,824,778.12

Beginning Balance of Payment Advance		861,715.01
Reimbursement of Outstanding Payment Advance		358,164.43
Additional Payment Advances for current period		351,928.58
Ending Balance of Payment Advance		855,479.16

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of December 2011

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No